Subsequent Events	12 Months Ended
Dec. 31, 2021
DisclosureOfEventsAfterReportingPeriod [Abstract]
Subsequent Events
27. SUBSEQUENT EVENTS
In December of 2021, the Company announced that its agreement with EGPC to merge, amend and extend its three existing Eastern Desert concessions (the “Agreement”) had been ratified into Egyptian Law. The effective date of the new Agreement will be February 01, 2020 (the “Effective Date”).
Subsequent to year-end, the Company remitted the initial modernization payment of
$15.0
million and signature bonus of $1.0 million as part of the conditions precedent to the official signing of the Agreement, which occurred on January 19, 2022. In accordance with the Agreement, TransGlobe made another modernization payment to EGPC in the amount of $10.0 million on February 1, 2022. As previously disclosed, the total modernization payment is $65.0 million and will be payable over six years from the Effective Date of the agreement; $15.0 million due prior to signing and five further instalments of $10.0 million payable annually from February 01, 2022 – February 01, 2026.
It is expected that the Agreement will impact management’s assessment of impairment reversal and its CGU determination. This will be fully assessed and concluded upon in the first half of 2022.
On March 16, 2022 the Company declared a dividend of $0.10 per common share, which will be paid in cash on May 12, 2022 to shareholders of record on April 29, 2022.